Deferred Charges, Net	12 Months Ended
Dec. 31, 2012
Deferred Charges, Net
Deferred Charges, Net

6. Deferred Charges, Net

        Deferred charges consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2011	$5,013	$19,679	$24,692
Additions	7,218	83,301	90,519
Amortization	(5,800)	(9,700)	(15,500)

As of December 31, 2011	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)

As of December 31, 2012	$9,669	$79,152	$88,821

        The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.

        On March 2, 2011, the Company committed to issue 15,000,000 warrants to its lenders under the Bank Agreement and the New Credit Facilities to purchase, solely on a cash-less exercise basis, shares of its common stock. On March 17, 2011, the Company issued 11,213,713 warrants at an initial exercise price of $6.00 per share, which exercise price was increased to $7.00 per share on March 29, 2011 upon the delivery of certain documents, as required by the Sinosure-CEXIM credit facility and related arrangement with Sinosure. On April 1, 2011 and May 23, 2011, the Company issued the remaining 3,711,417 and 74,870 warrants (out of the total of 15,000,000 warrants), respectively, at an exercise price of $7.00 per share. All warrants issued will expire on January 31, 2019. The Company will not receive any cash upon exercise of the warrants as the warrants are only exercisable on a cashless basis. The Company has also registered 8,044,176 warrants (following the request of certain banks) and underlying shares of common stock for resale under the Securities Act.

        The fair value of the warrants as of March 2, 2011 of $51.8 million (the date the Company entered into the warrant agreement) was estimated using the Binominal model and the assumptions used to calculate the fair value were the underlying stock price of $3.45, initial exercise price of $6.00 per share based on the warrant agreement, volatility of 72% based on historical data of the Company's closing share price since its initial public offering, time to expiration based upon the contractual life, short-term (risk-free) interest rate based upon the treasury securities with a similar expected term and no dividends being paid. On March 29, 2011, the exercise price of the warrants was increased to $7.00 per share, in accordance with the warrant agreement, following the delivery of certain documents, as required by the Sinosure-CEXIM credit facility and related arrangement with Sinosure.

        The warrants were considered a liability instrument from March 2, 2011 up to the date the exercise price was fixed to $7.00 per share and were marked to market. On March 29, 2011, the warrants were reclassified from liability to equity since the exercise price was fixed and the warrants met all conditions for classification as equity. Therefore, assuming no changes to the existing warrant agreement, any future changes in the fair value of the warrants subsequent to the amendment date of the exercise price will not be recognized in the financial statements so long as the warrant continues to meet equity classification criteria in future periods. The warrants were considered non-cash fees paid to the Company's lenders and are deferred and will be amortized over the life of the respective facilities in accordance with the effective interest rate method.

        The fair value of the warrants on the amendment date of March 29, 2011 was $54.1 million compared to $51.8 million as of March 2, 2011. The $2.3 million loss arising from the change in the fair value of the warrants from March 2, 2011 to March 29, 2011 was recorded in the consolidated Statement of Comprehensive Income under "Other finance expenses".